Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restructuring provisions movements [roll forward]
Cash payments	$ (19,829)	$ (16,703)	$ (22,261)
Continuing operations [member]
Restructuring provisions movements [roll forward]
Cash payments			(14,691)
Restructuring provision
Restructuring provisions movements [roll forward]
Provision at beginning of period	703	1,131	345
Provisions related to discontinued operations		(51)
Additions	362	658	1,368
Cash payments	(514)	(816)	(468)
Releases	(100)	(193)	(42)
Transfers		(57)	(53)
Currency translation effects	(27)	31	(19)
Provision at end of period	$ 424	$ 703	1,131
Restructuring provision | Continuing operations [member]
Restructuring provisions movements [roll forward]
Additions			1,300
Cash payments			(421)
Releases			(33)
Transfers			$ (53)